Derivatives (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (75)	$ 55	$ 137
MBS with embedded derivatives [Member] | Realized gains [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		50	157
Interest rate swaptions [Member] | Realized gains [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(24)	(7)	8
Indexed annuities embedded derivative [Member] | Annuity benefits [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(29)	(20)	(29)
Equity index call options [Member] | Annuity benefits [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(13)	41	26
Reinsurance contracts embedded derivative [Member] | Investment Income [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (9)	$ (9)	$ (25)